Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2019
Revenues
Rental revenue (including reimbursable)	$ 513	$ 33,727	$ 19,805
Operating expenses
Property	52	2,569	1,113
General and administrative	49	11,340	3,555
Depreciation and amortization	195	15,459	10,422
Provisions for impairment	0	2,690	7,186
Transaction costs	2	3,169	535
Total operating expenses	298	35,227	22,811
Other income (expense)
Interest expense, net	(173)	(4,741)	(10,712)
Gain on sales of real estate, net	0	6,213	5,646
Gain on forfeited earnest money deposit	0	250	0
Other income (expense), net	0	(10)	0
Total other income (expense), net	(173)	1,712	(5,066)
Net income (loss)	42	212	(8,072)
Net (loss) income attributable to noncontrolling interests	14	(518)	0
Preferred stock dividends and redemption premium	0	42	0
Net income (loss) attributable to common stockholders	$ 28	$ 688	(8,072)
Amounts available to common stockholders per common share:
Basic (in dollars per share)	$ 0	$ 0.04
Diluted (in dollars per share)	$ 0	$ 0.01
Weighted average common shares outstanding:
Basic (in shares)	8,860,760	17,322,182
Diluted (in shares)	8,860,760	21,157,996
Change in unrealized gain on derivatives, net	$ 0	$ 253	55
Total comprehensive income (loss)	42	465	(8,017)
Comprehensive (loss) income attributable to noncontrolling interests	14	(500)	0
Comprehensive income (loss) attributable to common stockholders	$ 28	$ 965	$ (8,017)